RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RELATED PARTIES

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui

SCHEDULE OF DUE FROM A RELATED PARTY	Due from a related party consisted of the following:
Name	March 31 2023	September 30, 2022
VE Services	$1,682	$1,473

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consisted of the following:
Name	March 31, 2022 ( Unaudited)	September 30, 2022
Bizguide Corporate Service Sdn Bhd	$1,409	$1,763
KH Advisory Sdn Bhd	-	5,598
	$1,409	$7,361

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RELATED PARTIES

Name of Related Party	Relationship to the Company
Chan Chee Hong	Director, chief executive officer, and shareholder of the Company
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming
Expertliner Sdn Bhd	An entity controlled by Chan Chee Hong
Milestone International Sdn Bhd	An entity controlled by Chan Chee Hong

Name of Related Party	Relationship to the Company
Chan Chee Hong	Director, chief executive officer, and shareholder of the Company
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming
Expertliner Sdn Bhd	An entity controlled by Chan Chee Hong
Milestone International Sdn Bhd	An entity controlled by Chan Chee Hong

SCHEDULE OF DUE FROM A RELATED PARTY

Due from related parties consisted of the following:

Name	March 31, 2023	September 30, 2022
Chan Foong Ming	$-	$231,302
Expertliner Sdn Bhd	2,740	2,015
Infinity Elements Sdn Bhd	91,639	102,931
Milestone International Sdn Bhd	114	12,281
Total	$94,493	$348,529

Due from related parties consisted of the following:

Name	September 30, 2022	September 30, 2021
Chan Chee Hong	$-	$84,932
Chan Foong Ming	231,302	16,567
Expertliner Sdn Bhd	2,015	14
Infinity Elements Sdn Bhd	102,931	114,748
Milestone International Sdn Bhd	12,281	-
Total	348,529	216,261

SCHEDULE OF DUE TO RELATED PARTIES

Due to related parties consisted of the following:

Name	March 31, 2023	September 30, 2022
180 Degrees Strategic Communications Sdn Bhd	$171,968	$161,659
181 Degree Holding Sdn Bhd	12,762	12,148
Chan Chee Hong	149,301	138,933
Total	$334,031	$312,740

Due to related parties consisted of the following:

Name	September 30, 2022	September 30, 2021
180 Degrees Strategic Communications Sdn Bhd	$161,659	$98,324
181 Degree Holding Sdn Bhd	12,148	2,018
Chan Chee Hong	138,933	-
Total	312,740	100,342